Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Loss for the period	$ (45,794)	$ (98,774)	$ (42,142)
Items not involving cash:
Depreciation and amortization	6,200	11,395	3,375
Stock-based compensation expense	6,179	12,468	4,923
Deferred income tax expense (recovery)	(2,188)	(409)	489
Change in deferred lease inducements	(47)	(52)	(58)
Income from investment accounted for by the equity method	(14,458)	(16,190)	(8,627)
Accretion of long-term debt	1,016	2,094	1,992
Other	654	392	165
Changes in non-cash operating working capital:
Accounts receivable	(14,598)	6,733	3,919
Inventories	(2,051)	(7,920)	(1,927)
Prepaid expenses	(4,649)	179	(457)
Accounts payable and accrued liabilities	(857)	(742)	127
Deferred revenue	1,561	3,115	162
Warranty liability	2,751	1,979	(384)
Net cash provided by operating activities	(66,281)	(85,732)	(38,443)
Cash flows from investing activities:
Purchase of property, plant and equipment	(13,123)	(30,363)	(3,171)
Purchase of intangible assets	(123)	(989)
(Purchase) sale of short-term investments, net	26,621	(22,520)	3,376
Repayment of loan receivable		2,494
Increase in loan payable	29,080	2,450	18,961
Repayment of loan payable	(23,840)	(21,840)	(21,207)
Acquisitions, net of acquired cash (note 4)	(9,084)	(1,125)	(13,016)
Investment in equity interest (note 7)	(955)		(4,316)
Dividends received from joint venture	10,000	22,600	6,000
Net cash used in investing activities	18,576	(49,293)	(13,373)
Cash flows from financing activities:
Repayment of demand installment loan			(3,206)
Increase in operating lines of credit		4,245
Repayment on operating lines of credit	(3,240)	(3,118)
Repayment of short-term debt	(221)
Repayment of long-term debt	(53,057)	(6,725)	(117)
Issuance of subordinated debenture notes	34,345
Finance costs incurred	(1,392)
Proceeds from stock options exercised	1,816	969	3,298
Shares issued for cash		273,556	131,265
Share issuance costs		(8,126)	(6,069)
Net cash (used in) provided by financing activities	(21,749)	260,801	125,171
Effect of foreign exchange on cash and cash equivalents	1,206	(103)	4,158
Increase (decrease) in cash and cash equivalents	(68,248)	125,673	77,513
Cash and cash equivalents, beginning of period	131,533	63,285	54,020
Cash and cash equivalents, end of period	63,285	188,958	131,533
Supplementary information:
Interest paid	1,349	3,532	1,729
Taxes paid, net of refunds	1,472	1,982	842
Non-cash transactions:
Purchase of property, plant and equipment by assumption of capital lease obligation	34
Shares issued on exercise of performance share units	3,799	6,597	3,239
Cancellation of performance share units	1,258		895
Common shares issued in connection with acquisitions (note 4)	23,052
Contingent consideration payable in common shares in connection with acquisitions (note 4)	$ 428